Income Taxes - Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net income / (loss) before income tax	$ 34,057	$ 27,606	$ (47,212)
Expected income tax expense / (benefit)	7,152	5,797	(9,915)
Permanent differences:
Non-taxable income	(220)	(127)	0
Foreign non-creditable withholding tax	9,088	16,588	11,540
Non-deductible expenses	6,100	11,514	10,440
Currency translation adjustment	4,625	5,672	2,595
Tax credits recovery	0	(309)	0
Others	(1,744)	892	(256)
Unrecognized tax benefits and related interest	(2,957)	(14,081)	1,029
Foreign rate differential	(7,229)	(3,499)	(9,091)
Tax inflation adjustment	(4,312)	(27,103)	(12,716)
Tax holiday	(14,298)	3,977	5,990
True up	(1,460)	(1,253)	2,283
Change in rate	0	0	0
Change in valuation allowance	11,407	5,048	19,410
Income tax expense / (benefit)	$ 6,152	$ 3,116	$ 21,309